Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about the evaluation of derivative financial instruments, mostly forward transactions and currency options
		Amount receivable in transaction currency	Amount payable in transaction currency		Fair value
	Project	Millions	Millions	Expiration date	USD millions

Foreign currency forward contracts (1)	BESS	USD 5.8	NIS 19.2	January 2027	(0.2)
Foreign currency forward contracts (2)	PV+BESS	USD 9.6	EUR 8.3	March 2026	(0.1)

(1)	Hedging transaction to hedge against the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.

(2)	Hedging transaction to hedge against the USD/EUR exchange rate, based on the schedule of payments to the main contractors of the projects.

Disclosure of sensitivity analysis of changes in foreign currency exchange rates
	As of December 31, 2025
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(675)	13,495	675	-

Equity of foreign operations
NIS vs EURO	(51,093)	-	1,021,869	-	51,093
NIS vs HUF	(643)	-	12,853	-	643
Total effect OCI	(51,736)	-	1,034,722	-	51,736

	As of December 31, 2024
	Increase 5%			Decrease 5%
	OCI	Pre-tax profit	Value	Pre-tax profit	OCI
5% Change in the currency exchange rate	USD in thousands

NIS vs EURO
Loans to foreign operations	-	(626)	12,511	626	-

Equity of foreign operations
NIS vs EURO	(41,569)	-	831,371	-	41,569
NIS vs HUF	(462)	-	9,249	-	462
Total effect on OCI	(42,031)	-	840,620	-	42,031

Disclosure of sensitivity analysis of change in index
	As of December 31, 2025
	Increase 3%	Carrying value	Decrease 3%
	Pre-tax profit		Pre-tax profit
3% Change in the index rate	USD in thousands

Loans to investees and non-controlling interests	1,356	45,184	(1,356)
Loans from banks and other financial institutions	(24,831)	(827,684)	24,831
Loans from non-controlling interests	(43)	(1,441)	43
Other financial liabilities	(81)	(2,687)	81

	(23,599)	(786,628)	23,599

	As of December 31, 2024
	Increase 3%	Carrying value	Decrease 3%
	Pre-tax profit		Pre-tax profit
3% Change in the index rate	USD in thousands

Loans to non-controlling interests	183	6,115	(183)
Loans from banks and other financial institutions	(22,625)	(754,163)	22,625
Loans from non-controlling interests	(35)	(1,173)	35
Other financial liabilities	(74)	(2,480)	74

	(22,551)	(751,701)	20,551

Disclosure of detailed information about carrying values of financial instruments which are exposed to cash flow risks in respect of interest rate changes
	As of December 31, 2025
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks	(2,250)	(112,483)	2,250
SOFR-linked credit and loans from banks (*)	-	(1,569,925)	-
Loans to investees with variable interest	107	5,351	(107)

	(2,143)	(1,677,057)	2,143

	As of December 31, 2024
	Increase 2%	Carrying	Decrease 2%
	Pre-tax profit	value	Pre-tax profit
2% Change in the interest rate	USD in thousands

Euribor-linked loan from banks (*)	(510)	(142,123)	510
SOFR-linked credit and loans from banks (*)	-	(206,379)	-
Loans to investees with variable interest	219	10,951	(219)

	(291)	(337,551)	291

(*)
The company has loans which are linked to the SOFR interest rate and loans linked to the Euribor interest rate. The loans are used to finance projects under construction. Interest expenses during the construction period are capitalized to the cost of the facilities and have no impact on the Company’s results.

Disclosure of maturity analysis for financial assets held for managing liquidity risk
	As of December 31, 2025(**)
						After
	2026	2027	2028	2029	2030	2030	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Liability in respect of deferred consideration arrangement	(412)	(412)	(412)	(412)	(412)	(2,101)	(4,161)
Liability in respect of put option	(24,961)	-	-	-	-	-	(24,961)
Loans from non-controlling interests	(12,615)	(11,070)	(11,878)	(11,528)	(11,505)	(28,806)	(87,402)
Debentures(*)	(199,941)	(203,781)	(183,148)	(199,764)	(81,558)	(225,901)	(1,094,093)
Credit and loans from banks and other financial institutions (*)	(983,595)	(1,056,547)	(276,482)	(296,946)	(227,615)	(2,069,309)	(4,910,494)
Liability in respect of tax equity arrangements	(16,768)	(15,976)	(15,961)	(15,939)	(10,910)	(73,307)	(148,861)
Lease liability(*)	(16,175)	(17,491)	(17,162)	(16,954)	(16,415)	(340,700)	(424,897)

	(1,254,467)	(1,305,277)	(505,043)	(541,543)	(348,415)	(2,740,124)	(6,694,869)

(*)	The above figures are presented according to their par values on the repayment date, including unaccrued interest, linked to the CPI / exchange rate as of the balance sheet date.

(**)	The Company has commitments in power purchase agreements which are not reflected in the Company’s statement of financial position.

Disclosure of detailed information about the fair value of financial assets and financial liabilities
	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	-	-	83,582	83,582

Interest rate swaps	-	51,996	-	51,996

Financial liabilities at fair value:

Contracts in respect of forward transactions	-	(364)	-	(364)

Transactions to peg electricity prices swap (CFD differences contract)	-	(168)	-	(168)

Interest rate swaps	-	(18,323)	-	(18,323)
	Level 1	Level 2	Level 3	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Financial Assets at fair value:
Non-marketable shares measured at fair value through profit or loss	-	-	69,216	69,216

Interest rate swaps	-	55,118	-	55,118

Financial liabilities at fair value:
Contracts in respect of forward transactions	-	(10)	-	(10)

Interest rate swaps	-	(11,448)	-	(11,448)

Transactions to peg electricity prices swap (CFD differences contract)	-	(4,123)		(4,123)

Disclosure of reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy
	2025	2024
	Financial assets
Non-marketable shares measured at fair value through profit or loss	USD thousands
Balance as of January 1	69,216	53,466
Investment	6,475	14,707
Revaluation (*)	665	4,580
Translation differences	7,226	(3,537)
Balance as of December 31	83,582	69,216

	2025	2024
	Financial liabilities
Performance-based (“earn out”) contingent consideration	USD thousands
Balance as of January 1	-	(22,941)
Revaluation	-	(403)
Repayment	-	23,344
Balance as of December 31	-	-

(*)	Under financing income and expenses.

Disclosure of detailed information about the financial assets and financial liabilities not measured at fair value in statement of financial position
		Carrying value		Fair value
		As of December 31		As of December 31
	Fair value level	2025	2024	2025	2024
		USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures and convertible debentures	Level 1	924,687	616,334	1,064,173	601,511

Loans from banks and other financial institutions (1)	Level 3	1,115,940	1,254,996	857,562	1,018,890

(1)
Fair value is determined according to the present value of future cash flows, discounted by an interest rate which reflects, according to the assessment of management, the change in the credit margin and risk level which occurred during the period.

Disclosure of detailed information about the other financial liabilities
	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands
Current assets
Other financial assets
Interest rate swaps	-	975
Loans to non-controlling interests (3)	524	446
Non-current assets
Other financial assets
Loans to non-controlling interests	6,387	5,669
Interest rate swaps	51,996	54,143

	58,907	61,233
Current liabilities
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)	(168)	(4,122)
Interest rate swaps	(5,151)	(591)
Liability in respect of tax equity arrangement	(10,464)	(3,418)
Contracts in respect of forward transactions	(364)	(10)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(169)	(184)
Non-current liabilities
Other financial liabilities
Interest rate swaps	(13,172)	(10,857)
Liability in respect of tax equity arrangement	(365,131)	(97,008)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement (2)	(2,519)	(2,296)
Founder’s put option (1)	(24,427)	(23,548)

	(421,565)	(142,034)

(1)	For additional details, see Note 8A(1).

(2)
The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 11), as of December 31, 2025 and 2024, amounted to USD 2,688 thousand and USD 2,480 thousand, respectively.

(3)	The current maturities related to Loans to non-controlling interests included in Other receivables in the Consolidated Statements of Financial Position.

Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of interest rate swap contracts which were designated as hedging instruments
	Interest rates		Par value	Final	Carrying value
Hedged contract	Original	After hedging	In thousands	repayment date	USD in thousands
Loan to finance the Lukovac project	3 month Euribor	0.75%	EUR 13,965 (USD 16,397)	31/03/2031	650
Loan to finance the Picasso project	3 month Euribor	1.08%	EUR 62,591 (USD 73,490)	31/03/2039	6,052
Loan to finance the Attila projects	3 month Bubor	1.445%-3.7%	HUF 11,081,815 (USD 32,375)	31/12/2030	3,593
Loan to finance the Bjorn project	6 month Euribor	0.526%	EUR 147,400 (USD 173,068)	28/12/2040	28,352
Loan to finance the Raaba ACDC project	3 month Euribor	2.908%	EUR 7,484 (USD 8,787)	30/12/2033	(167)
Loan to finance the Raaba Flow project	3 month Euribor	2.809%	EUR 16,617 (USD 19,511)	30/12/2033	(253)
Loan to finance the Pupin project	3 month Euribor	2.987%	EUR 57,886 (USD 67,966)	31/03/2040	(2,155)
Loan to finance the Atrisco project - PV	6 month SOFR	4.0712%	USD 113,129	30/09/2049	(747)
Loan to finance the Atrisco project - BESS	6 month SOFR	4.1049%	USD 173,228	30/09/2049	(2,667)
Loan to finance the Country Acres project	3 month SOFR	3.8955%	USD 281,647	30/09/2056	4,371
Loan to finance the Quail Ranch project	3 month SOFR	4.0485%	USD 99,591	31/03/2051	(1,172)
Loan to finance the Roadrunner project	3 month SOFR	4.141%	USD 285,621	31/12/2050	(6,702)
Loan to finance the Snowflake project	3 month SOFR	4.06%	USD 750,723	30/06/2052	4,518